Chapter 11 Proceedings - Additional Information (Detail) $ in Millions				6 Months Ended	12 Months Ended
	Jun. 15, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 26, 2018 USD ($)	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Aug. 08, 2018 USD ($) shares	Sep. 12, 2017 shares
Fresh-Start Adjustment [Line Items]
Amount of new cash commitments in the form of new notes and equity			$ 1,080.0
Number of days after Confirmation Date the plan must effective by				90 days
Bankruptcy claims, unsecured claims, pro rata cash recovery pool			23.0
Plan of reorganization, equity securities issued or to be issued, ownership percentage				2.00%
Notes rights offering, maximum aggregate principal amount of new secured notes			119.4
Common shares outstanding | shares				504,518,940	504,518,940		504,518,940
Protection payments				$ 104.0	$ 81.0
Contractual interest on liabilities subject to compromise				76.0
Bankruptcy claims, number claims filed	1,597
Bankruptcy claims, amount of claims filed	$ 19,200.0
Debtor reorganization items, claims settlement accrual					1,064.0
Loss on impairment of long lived assets				$ 414.0	$ 696.0
Employee Stock Option [Member] | Employee Incentive Plan [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, share-based compensation arrangement, percentage of shares available for grant				10.00%
New Secured Notes [Member]
Fresh-Start Adjustment [Line Items]
Notes rights offering, pro rata equity securities issued or to be issued, ownership percentage						57.50%
Holders of General Unsecured Claims [Member]
Fresh-Start Adjustment [Line Items]
Payment for debt extinguishment			17.0
Shipyards [Member]
Fresh-Start Adjustment [Line Items]
Payment for debt extinguishment			$ 17.0
NSNCo [Member] | New Secured Notes [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, debt securities issued or to be issued, value						$ 880.0
New Seadrill [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued			15.00%	23.75%
Plan of reorganization, equity securities issued or to be issued, ownership percentage			2.00%
Notes rights offering, pro rata equity securities issued or to be issued, ownership percentage			57.50%
Notes rights offering, maximum value of common shares issued		$ 48.1
Common shares outstanding | shares						100,000,000
Equity method investment				$ 200.0
New Seadrill [Member] | New Secured Notes [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued				54.625%
Plan of reorganization, debt securities issued or to be issued, value				$ 880.0
New Seadrill [Member] | Structuring Fees [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued				5.475%
New Seadrill [Member] | Unsecured Claims And Debtor Affiliates [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued				14.25%
New Seadrill [Member] | Existing Common Equity Interest Holder [Member]
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued				1.90%
Exchange ratio of common shares				0.0037345